UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Merrill Lynch Large Cap Value Fund of Merrill Lynch Large
      Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Value Fund
Schedule of Investments as of July 31, 2005

                                                        Beneficial
                                                          Interest  Mutual Funds                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $ 956,572,178  Master Large Cap Value Portfolio                $ 1,300,278,537
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Mutual Funds
                                                                    (Cost - $1,084,326,125) - 100.1%                  1,300,278,537
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $1,084,326,125) - 100.1%                  1,300,278,537

                                                                    Liabilities in Excess of Other Assets - (0.1%)       (1,023,256)
                                                                                                                    ---------------
                                                                    Net Assets - 100.0%                             $ 1,299,255,281
                                                                                                                    ===============

Master Large Cap Value Portfolio
Schedule of Investments as of July 31, 2005

Sector*               Industry*                        Shares Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Auto Components - 1.0%               770,000  The Goodyear Tire & Rubber Co. (c)(d)           $    13,405,700
Discretionary - 9.3%  -------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.6%                   687,000  Ford Motor Co.                                        7,378,380
                      -------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                380,000  Darden Restaurants, Inc.                             13,186,000
                      Leisure - 1.0%
                      -------------------------------------------------------------------------------------------------------------
                      Household Durables - 2.0%            190,000  Lennar Corp. Class A                                 12,781,300
                                                           160,000  Ryland Group, Inc.                                   12,928,000
                                                                                                                    ---------------
                                                                                                                         25,709,300
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 2.3%               42,000  Federated Department Stores (d)                       3,186,540
                                                           260,000  JC Penney Co., Inc.                                  14,596,400
                                                           340,000  Nordstrom, Inc.                                      12,583,400
                                                                                                                    ---------------
                                                                                                                         30,366,340
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 2.4%              390,000  American Eagle Outfitters                            12,850,500
                                                           640,000  Autonation, Inc. (c)                                 13,817,600
                                                           260,000  Circuit City Stores, Inc.                             4,745,000
                                                                                                                    ---------------
                                                                                                                         31,413,100
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Consumer Discretionary                        121,458,820
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples -    Beverages - 1.0%                     200,000  Pepsi Bottling Group, Inc.                            5,832,000
4.0%
                                                           286,000  PepsiAmericas, Inc.                                   7,373,080
                                                                                                                    ---------------
                                                                                                                         13,205,080
                      -------------------------------------------------------------------------------------------------------------
                      Food Products - 2.2%                 650,000  Archer-Daniels-Midland Co.                           14,911,000
                                                           350,000  Pilgrim's Pride Corp.                                13,247,500
                                                                                                                    ---------------
                                                                                                                         28,158,500
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 0.8%            170,000  Energizer Holdings, Inc. (c)                         10,863,000
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Consumer Staples                               52,226,580
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 23.8%        Oil, Gas & Consumable                116,000  Amerada Hess Corp.                                   13,671,760
                      Fuels - 23.8%                        200,000  Anadarko Petroleum Corp. (d)                         17,670,000
                                                            30,000  Apache Corp.                                          2,052,000
                                                           300,000  Burlington Resources, Inc.                           19,233,000
                                                           500,000  ConocoPhillips                                       31,295,000
                                                           340,000  Devon Energy Corp.                                   19,070,600
                                                         1,540,000  Exxon Mobil Corp.                                    90,475,000
                                                           310,000  Forest Oil Corp. (c)                                 13,875,600
                                                           180,000  Kerr-McGee Corp.                                     14,437,800
                                                           290,000  Marathon Oil Corp.                                   16,924,400
                                                            60,000  Noble Energy, Inc.                                    4,950,600
                                                           240,000  Occidental Petroleum Corp.                           19,747,200
                                                           110,000  Sunoco, Inc.                                         13,830,300
                                                           210,000  Valero Energy Corp.                                  17,383,800
                                                           670,000  Williams Cos., Inc. (d)                              14,230,800
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Energy                                        308,847,860
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 25.7%    Capital Markets - 2.6%               140,000  The Bear Stearns Cos., Inc. (d)                      14,295,400
                                                           180,000  Lehman Brothers Holdings, Inc.                       18,923,400
                                                                                                                    ---------------
                                                                                                                         33,218,800
                      -------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of July 31, 2005

Sector*               Industry*                        Shares Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.9%              280,000  Bank of America Corp.                           $    12,208,000
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial              1,290,000  Citigroup, Inc.                                      56,115,000
                      Services - 5.5%                      350,000  Principal Financial Group                            15,382,500
                                                                                                                    ---------------
                                                                                                                         71,497,500
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 14.3%                    330,000  Allmerica Financial Corp. (c)                        12,870,000
                                                           350,000  The Allstate Corp.                                   21,441,000
                                                           270,000  American Financial Group, Inc.                        9,136,800
                                                            10,000  CNA Financial Corp. (c)                                 300,100
                                                           190,000  Chubb Corp.                                          16,875,800
                                                           500,000  HCC Insurance Holdings, Inc.                         13,860,000
                                                            60,000  Hartford Financial Services Group, Inc.               4,834,200
                                                           360,000  Metlife, Inc.                                        17,690,400
                                                           170,000  Nationwide Financial Services Class A                 6,728,600
                                                           130,000  The Progressive Corp.                                12,959,700
                                                           300,000  Prudential Financial, Inc.                           20,070,000
                                                           260,000  Safeco Corp.                                         14,284,400
                                                           130,000  The St. Paul Travelers Cos., Inc.                     5,722,600
                                                            30,000  Unitrin, Inc.                                         1,597,500
                                                           730,000  UnumProvident Corp.                                  13,979,500
                                                           360,000  W.R. Berkley Corp.                                   13,474,800
                                                                                                                    ---------------
                                                                                                                        185,825,400
                      -------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage                   240,000  Astoria Financial Corp.                               6,705,600
                      Finance - 2.4%                       260,000  Countrywide Financial Corp.                           9,360,000
                                                           170,000  Downey Financial Corp.                               13,164,800
                                                            30,000  MGIC Investment Corp.                                 2,057,400
                                                                                                                    ---------------
                                                                                                                         31,287,800
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Financials                                    334,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 10.2%   Biotechnology - 2.1%                 620,000  Applera Corp. - Applied Biosystems Group             12,908,400
                                                           160,000  Invitrogen Corp. (c)                                 13,723,200
                                                                                                                    ---------------
                                                                                                                         26,631,600
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &              190,000  Aetna, Inc. New Shares                               14,706,000
                      Services - 6.8%                       20,000  AmerisourceBergen Corp.                               1,435,800
                                                           320,000  Caremark Rx, Inc. (c)                                14,265,600
                                                           130,000  Cigna Corp.                                          13,877,500
                                                           210,000  HCA, Inc.                                            10,342,500
                                                           350,000  Humana, Inc. (c)                                     13,947,500
                                                           330,000  McKesson Corp.                                       14,850,000
                                                            20,000  Pacificare Health Systems (c)                         1,524,000
                                                            70,000  Universal Health Services, Inc. Class B               3,642,800
                                                                                                                    ---------------
                                                                                                                         88,591,700
                      -------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of July 31, 2005

Sector*               Industry*                        Shares Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 1.3%               630,000  Pfizer, Inc.                                    $    16,695,000
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Health Care                                   131,918,300
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 6.0%    Aerospace & Defense - 2.9%           194,000  Goodrich Corp.                                        8,582,560
                                                           160,000  Precision Castparts Corp.                            14,396,800
                                                           370,000  Raytheon Co.                                         14,552,100
                                                                                                                    ---------------
                                                                                                                         37,531,460
                      -------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.9%          230,000  Rockwell Automation, Inc.                            11,847,300
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail - 2.2%                   330,000  CSX Corp.                                            15,028,200
                                                           260,000  Yellow Roadway Corp. (c)(d)                          13,756,600
                                                                                                                    ---------------
                                                                                                                         28,784,800
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Industrials                                    78,163,560
-----------------------------------------------------------------------------------------------------------------------------------
Information           Communications Equipment - 0.7%      402,000  Motorola, Inc.                                        8,514,360
Technology - 14.5%    -------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 5.4%     1,040,000  Hewlett-Packard Co.                                  25,604,800
                                                           290,000  NCR Corp. (c)                                        10,065,900
                                                           270,000  QLogic Corp. (c)                                      8,383,500
                                                           330,000  Storage Technology Corp. (c)                         12,120,900
                                                           930,000  Western Digital Corp. (c)(d)                         13,940,700
                                                                                                                         ----------
                                                                                                                         ----------
                                                                                                                         70,115,800
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                70,000  Avnet, Inc. (c)                                       1,832,600
                      Instruments - 0.1%
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 1.2%                   180,000  Checkfree Corp. (c)                                   6,094,800
                                                           490,000  Sabre Holdings Corp. Class A                          9,408,000
                                                                                                                    ---------------
                                                                                                                         15,502,800
                      -------------------------------------------------------------------------------------------------------------
                      Internet Software &                  120,000  VeriSign, Inc. (c)                                    3,157,200
                      Services - 0.2%
                      -------------------------------------------------------------------------------------------------------------
                      Software - 6.9%                      245,000  Autodesk, Inc.                                        8,376,550
                                                           850,000  BEA Systems, Inc. (c)                                 7,701,000
                                                           660,000  BMC Software, Inc. (c)                               12,599,400
                                                           760,000  Cadence Design Systems, Inc. (c)                     12,228,400
                                                         1,020,000  Compuware Corp. (c)                                   8,598,600
                                                           460,000  McAfee, Inc. (c)                                     14,444,000
                                                           880,000  Oracle Corp. (c)(d)                                  11,950,400
                                                           640,000  Sybase, Inc. (c)                                     13,619,200
                                                                                                                    ---------------
                                                                                                                         89,517,550
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Information Technology                        188,640,310
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.9%      Chemicals - 2.5%                     115,000  E.I. du Pont de Nemours & Co.                         4,908,200
                                                           230,000  Eastman Chemical Co.                                 12,739,700
                                                            40,000  FMC Corp. (c)                                         2,419,200
                                                           190,000  Monsanto Co.                                         12,800,300
                                                                                                                    ---------------
                                                                                                                         32,867,400
                      -------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio
Schedule of Investments as of July 31, 2005

Sector*               Industry*                        Shares Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.4%        200,000  Owens-Illinois, Inc. (c)                        $     5,130,000
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.0%               240,000  Nucor Corp.                                          13,308,000
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Materials                                      51,305,400
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 2.6%      Electric Utilities - 1.5%            308,000  Edison International                                 12,591,040
                                                           306,000  Northeast Utilities                                   6,603,480
                                                                                                                    ---------------
                                                                                                                         19,194,520
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 1.1%               890,000  CMS Energy Corp. (c)                                 14,097,600
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Utilities                                      33,292,120
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $1,083,937,728) - 100.0%                  1,299,890,450
                      -------------------------------------------------------------------------------------------------------------

                                                        Beneficial Interest   Short-Term Securities
                      -------------------------------------------------------------------------------------------------------------
                                                       $ 5,874,559  Merrill Lynch Liquidity Series, LLC Cash
                                                                    Sweep Series I (a)                                    5,874,559
                                                        61,946,350  Merrill Lynch Liquidity Series, LLC Money
                                                                    Market Series (a)(b)                                 61,946,350
                      -------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $67,820,909) - 5.2%                          67,820,909
                      -------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $1,151,758,637**) - 105.2%                                            1,367,711,359

                      Liabilities in Excess of Other Assets - (5.2%)                                                   (67,432,822)
                                                                                                                    ---------------
                      Net Assets - 100.0%                                                                           $ 1,300,278,537
                                                                                                                    ===============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $  1,156,516,339
                                                               ================
      Gross unrealized appreciation                            $    228,196,138
      Gross unrealized depreciation                                 (17,001,118)
                                                               ----------------
      Net unrealized appreciation                              $    211,195,020
                                                               ================

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                        Net       Interest
                                                                      Activity     Income
      Affiliate
      ------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $  4,671,458   $ 74,955
      Merrill Lynch Liquidity Series, LLC Money Market Series      $ 26,723,150   $ 29,399
      ------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: September 23, 2005